                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-06403
                                  ---------------------------------------------

                  Morgan Stanley Emerging Markets Fund, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 34TH FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-221-6726
                                                   ----------------------------

Date of fiscal year end:  12/31
                        --------------------------
Date of reporting period:  6/30/04
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                                            SEMI-ANNUAL REPORT
MORGAN STANLEY EMERGING MARKETS FUND, INC.
                                                            JUNE 30, 2004
DIRECTORS
CHARLES A. FIUMEFREDDO     JOSEPH J. MCALINDEN
MICHAEL BOZIC              VICE PRESIDENT
EDWIN J. GARN
WAYNE E. HEDIEN            BARRY FINK
JAMES F. HIGGINS           VICE PRESIDENT
DR. MANUEL H. JOHNSON
JOSEPH J. KEARNS           STEFANIE V. CHANG
MICHAEL NUGENT             VICE PRESIDENT
FERGUS REID
                           AMY R. DOBERMAN
OFFICERS                   VICE PRESIDENT
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD      JAMES W. GARRETT
                           TREASURER AND CHIEF
MITCHELL M. MERIN          FINANCIAL OFFICER
PRESIDENT
                           MICHAEL J. LEARY      [MORGAN STANLEY LOGO]
RONALD E. ROBISON          ASSISTANT TREASURER
EXECUTIVE VICE PRESIDENT
AND PRINCIPAL EXECUTIVE    MARY E. MULLIN        MORGAN STANLEY
OFFICER                    SECRETARY             EMERGING MARKETS FUND, INC.

INVESTMENT ADVISER
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

ADMINISTRATOR
JPMORGAN INVESTOR SERVICES COMPANY
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIAN
JPMORGAN CHASE BANK
270 PARK AVENUE
NEW YORK, NEW YORK 10017

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10030
1 (800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NEW YORK 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116

FOR ADDITIONAL FUND INFORMATION,
INCLUDING THE FUND'S NET ASSET VALUE PER
SHARE AND INFORMATION REGARDING THE
INVESTMENTS COMPRISING THE FUND'S
PORTFOLIO, PLEASE CALL 1-800-221-6726 OR
VISIT OUR WEBSITE AT
www.morganstanley.com/im.                        MORGAN STANLEY
                                                 INVESTMENT MANAGEMENT INC.
(C) 2004 MORGAN STANLEY                          INVESTMENT ADVISER

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

LETTER TO STOCKHOLDERS                Overview

PERFORMANCE

For the six months ended June 30, 2004, the Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") had a total return, based on net asset value per share of -1.82%, compared to -0.97% for the Morgan Stanley Capital International
(MSCI) Emerging Markets Free Net Index (the "Index"). On June 30, 2004, the closing price of the Fund's shares on the New York Stock Exchange was $13.23, representing a 13.9% discount to the Fund's net asset value per share.

FACTORS AFFECTING PERFORMANCE

    - Overall, stock selection was positive while country allocation detracted from performance.

    - Stock selection in Russia, Israel, Brazil and Mexico coupled with country allocation scores in Russia, Egypt and China were all positive contributors to relative performance.

    - Holdings in South Korea and Taiwan were among the strongest contributors last year, gave back gains in the severe market sell-off while our underweight stance in Israel (+19.1% Index return) and overweight position in the recently underperforming markets of Thailand (-13.7%) and Turkey added to overall declines. Thailand and Turkey were the best performing markets in 2003 and despite recent weakness we still remain overweight the market given attractive valuations and improving fundamentals.

    - Emerging Markets had mixed results for the six months ended June 30, 2004, leading the world for the first half of the period while underperforming in the in the second. Emerging Markets finished the period in review down 1.0%, the asset class' worst performance in over twelve months after gaining 55.8% in 2003 and another 9.6% in the first three months of 2004.

    - The asset class started the year strong as it continued to re-rate given a recovery in global growth, improved domestic economies, rising corporate earnings and attractive valuations. After many months of relative tranquility, volatility in the Emerging Markets spiked in the second quarter with the asset class coming under selling pressure in April and May before stabilizing in June.

    - The recent difficulties in Emerging Markets were primarily due to exogenous factors, namely fears of future U.S. interest rate hikes, instability in Iraq and slower global growth. Concerns of a Chinese economic slowdown also put significant pressure on commodity prices and major cyclical markets in Asia.

    - The recent sell-off, which saw stocks fall indiscriminately was not driven by usual triggers such as political scandal, debt default or even devaluation but by markets anticipating a change in liquidity conditions and the subsequent rise in global risk aversion.

MANAGEMENT STRATEGIES

    - Long-term, we remain positive on Emerging Markets as valuations and fundamentals remain attractive. We believe markets are in a better position than in past times to withstand the tough global environment.

    - Balance of payment positions across many Emerging Market countries are superior and currently 9 of the top 10 Emerging Market countries are rated investment grade versus only 4 before the 1997 Asia crisis.

    - Markets are significantly cheaper while stronger fiscal positions and lower interest rates could be a boost to growth prospects. Aggregate gross domestic product growth is expected to average above 6.0% in 2004.

    - Emerging Market's growth has been both export-driven as well as consumer-led, which marks an improvement from foreign investment-led cycles of the late 1990s.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President--
Principal Executive Officer
                                                                       July 2004

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

STATEMENT OF NET ASSETS               June 30, 2004 (unaudited)

                                                                       VALUE
                                                         SHARES        (000)
----------------------------------------------------------------------------
COMMON STOCKS (96.8%)
(UNLESS OTHERWISE NOTED)
----------------------------------------------------------------------------
ARGENTINA (0.1%)
ENERGY EQUIPMENT & SERVICES
  Tenaris SA ADR                                          9,300   $      305
----------------------------------------------------------------------------
BRAZIL (8.8%)
AIRLINES
  Gol Linhas Aereas Inteligentes
    SA ADR                                            (a)30,300          515
----------------------------------------------------------------------------
COMMERCIAL BANKS
  Banco Bradesco SA ADR                                  16,786          771
  Banco Bradesco SA
    (Preference)                                      (a)25,775        1,189
  Banco Itau Holding Financeira
    SA ADR                                               45,110        2,104
  Banco Itau SA (Preference)                         12,759,246        1,181
  Unibanco GDR                                           42,100          832
----------------------------------------------------------------------------
                                                                       6,077
----------------------------------------------------------------------------
ELECTRIC UTILITIES
  CEMIG SA (Preference)                              50,064,000          751
  CEMIG SA ADR                                           51,200          769
----------------------------------------------------------------------------
                                                                       1,520
----------------------------------------------------------------------------
FOOD & DRUG RETAILING
  Cia Brasileira de Distribuicao
    Grupo Pao de Acucar ADR                              26,200          453
----------------------------------------------------------------------------
METALS & MINING
  CSN ADR                                                54,400          661
  CVRD (Preference) ADR                                  76,113        2,976
  CVRD ADR                                                3,000          143
----------------------------------------------------------------------------
                                                                       3,780
----------------------------------------------------------------------------
OIL & GAS
  Petrobras SA (Preference)                               9,153          228
  Petrobras SA (Preference) ADR                         147,956        3,728
  Petrobras SA ADR                                       86,663        2,433
----------------------------------------------------------------------------
                                                                       6,389
----------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Aracruz Celulose SA ADR                                21,500          702
  Votorantim Celulose e Papel SA
    ADR                                                  45,600        1,450
----------------------------------------------------------------------------
                                                                       2,152
----------------------------------------------------------------------------
PHARMACEUTICALS
  Natura Cosmeticos SA                                (a)35,000          565
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Telesp Celular Participacoes SA
    (Preference)                                 (a)589,917,369        1,859
  Telesp Celular Participacoes SA
    ADR                                              (a)102,000          804
----------------------------------------------------------------------------
                                                                       2,663
----------------------------------------------------------------------------
                                                                      24,114
============================================================================
CHILE (0.7%)
ELECTRIC UTILITIES
  Enersis SA ADR                                        311,400   $    1,856
----------------------------------------------------------------------------
CHINA/HONG KONG (6.4%)
AUTO COMPONENTS
  Norstar Founders Group Ltd.                        (a)971,000          271
  Shougang Concord Century
    Holdings Ltd.                                     3,415,000          319
----------------------------------------------------------------------------
                                                                         590
----------------------------------------------------------------------------
AUTOMOBILES
  AviChina Industry & Technology
    Co., 'H'                                          2,963,000          346
----------------------------------------------------------------------------
BUILDING PRODUCTS
  Asia Aluminum Holdings Ltd.                         7,698,000          750
----------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
  TPV Technology Ltd.                                 2,038,000        1,447
----------------------------------------------------------------------------
ELECTRIC UTILITIES
  China Resources Power
    Holdings Co.                                     (a)707,000          399
  Huaneng Power International,
    Inc., 'H'                                         1,292,000        1,151
----------------------------------------------------------------------------
                                                                       1,550
----------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Byd Co., Ltd., 'H'                                    147,000          434
  Kingboard Chemicals Holdings
    Ltd                                                 401,000          697
----------------------------------------------------------------------------
                                                                       1,131
----------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES
  China Oilfield Services Ltd., 'H'                   3,291,000          939
----------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES
  Moulin International Holdings
    Ltd                                                 568,000          348
----------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Grande Holdings Ltd.                                  536,000          522
----------------------------------------------------------------------------
INSURANCE
  Ping An Insurance Group Co. of
    China Ltd., 'H'                                  (a)837,000        1,137
----------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES
  Sina Corp.                                           (a)8,200          271
  Tom Online, Inc.                                   (a)948,000          160
----------------------------------------------------------------------------
                                                                         431
----------------------------------------------------------------------------
METALS & MINING
  Yanzhou Coal Mining Co., Ltd., 'H'                    622,000          678
----------------------------------------------------------------------------
MULTILINE RETAIL
  Lianhua Supermarket Holdings
    Co., Ltd., 'H'                                      552,000          556

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   3

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

STATEMENT OF NET ASSETS (CONT'D)      June 30, 2004 (unaudited)

                                                                       VALUE
                                                         SHARES        (000)
----------------------------------------------------------------------------
CHINA/HONG KONG (CONT'D)
MULTILINE RETAIL (CONT'D)
  Wumart Stores, Inc., 'H'                           (a)280,000   $      538
----------------------------------------------------------------------------
                                                                       1,094
----------------------------------------------------------------------------
OIL & GAS
  China Petroleum & Chemical
    Corp., 'H'                                        1,594,000          582
  CNOOC Ltd.                                          4,525,000        1,915
  Sinopec Zhenhai Refining &
    Chemical Co., Ltd., 'H'                           1,182,000        1,137
----------------------------------------------------------------------------
                                                                       3,634
----------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS
  Fountain Set Holdings Ltd.                          1,239,000          826
  Victory City International
    Holdings Ltd.                                     1,051,000          381
----------------------------------------------------------------------------
                                                                       1,207
----------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
  China Merchants Holdings
    International Co., Ltd.                             500,000          673
  Hainan Meilan International
    Airport Co., Ltd., 'H'                              636,000          485
  Hopewell Highway
    Infrastructure Ltd.                               1,296,000          769
----------------------------------------------------------------------------
                                                                       1,927
----------------------------------------------------------------------------
                                                                      17,731
============================================================================
COLOMBIA (0.2%)
COMMERCIAL BANKS
  BanColombia SA ADR                                    101,800          680
============================================================================
EGYPT (1.5%)
CONSTRUCTION & ENGINEERING
  Orascom Construction
    Industries                                       (a)156,035        2,315
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  MobiNil                                               148,552        1,788
----------------------------------------------------------------------------
                                                                       4,103
============================================================================
INDIA (4.6%)
AUTOMOBILES
  Hero Honda Motors Ltd.                                 68,900          761
----------------------------------------------------------------------------
COMMERCIAL BANKS
  Industrial Development Bank of
    India Ltd.                                          456,000          415
  Punjab National Bank Ltd.                              70,000          429
  State Bank of India Ltd.                            (b)70,550          696
----------------------------------------------------------------------------
                                                                       1,540
----------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Mahanagar Telephone Nigam Ltd.                        196,000          563
----------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  ABB Ltd.                                               35,929   $      525
  Bharat Heavy Electricals Ltd.                         138,700        1,514
----------------------------------------------------------------------------
                                                                       2,039
----------------------------------------------------------------------------
HOUSEHOLD PRODUCTS
  Hindustan Lever Ltd.                                  177,500          492
----------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
  Grasim Industries Ltd.                                 31,500          693
  Siemens India Ltd.                                     13,000          249
----------------------------------------------------------------------------
                                                                         942
----------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES
  IndiaInfo.com PCL                                  (b)116,052          @--
----------------------------------------------------------------------------
INFORMATION TECHNOLOGY SERVICES
  Infosys Technologies Ltd.                              10,227        1,229
----------------------------------------------------------------------------
METALS & MINING
  Hindalco Industries Ltd.                               19,600          426
  Steel Authority of India Ltd.                      (a)565,066          336
  Tata Iron & Steel Co., Ltd.                            52,000          340
----------------------------------------------------------------------------
                                                                       1,102
----------------------------------------------------------------------------
OIL & GAS
  Hindustan Petroleum Corp., Ltd.                       120,500          881
  Mahindra & Mahindra Ltd.                               42,000          404
  Oil & Natural Gas Corp., Ltd.                          37,700          516
----------------------------------------------------------------------------
                                                                       1,801
----------------------------------------------------------------------------
PHARMACEUTICALS
  Cipla Ltd.                                            163,000          753
  GlaxoSmithkline
    Pharmaceuticals Ltd.                                 34,000          440
----------------------------------------------------------------------------
                                                                       1,193
----------------------------------------------------------------------------
ROAD & RAIL
  Container Corp. of India Ltd.                          45,600          560
----------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE
  Housing Development Finance
    Corp., Ltd.                                          33,000          371
----------------------------------------------------------------------------
                                                                      12,593
============================================================================
INDONESIA (3.1%)
AUTOMOBILES
  Astra International Tbk PT                          2,062,538        1,207
----------------------------------------------------------------------------
COMMERCIAL BANKS
  Bank Central Asia Tbk PT                            3,951,000          789
  Bank Internasional Indonesia
    Tbk PT                                        (a)22,596,000          349
  Bank Mandiri Persero Tbk PT                         7,629,500          954

4   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

STATEMENT OF NET ASSETS (CONT'D)      June 30, 2004 (unaudited)

                                                                       VALUE
                                                         SHARES        (000)
----------------------------------------------------------------------------
INDONESIA (CONT'D)
COMMERCIAL BANKS (CONT'D)
  Bank Rakyat Indonesia                            (a)4,627,500   $      825
----------------------------------------------------------------------------
                                                                       2,917
----------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Indocement Tunggal Prakarsa
    Tbk PT                                         (a)3,667,000          556
----------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telekomunikasi Indonesia Tbk PT                  (a)1,241,000          978
----------------------------------------------------------------------------
METALS & MINING
  Bumi Resources Tbk PT                              26,588,500        1,627
----------------------------------------------------------------------------
MULTILINE RETAIL
  Ramayana Lestari
    Sentosa Tbk PT                                 (a)1,800,500          853
----------------------------------------------------------------------------
TOBACCO
  Gudang Garam Tbk PT                                (a)356,000          519
----------------------------------------------------------------------------
                                                                       8,657
============================================================================
ISRAEL (1.6%)
AEROSPACE & DEFENSE
  Elbit Systems Ltd.                                          1          @--
----------------------------------------------------------------------------
SOFTWARE
  Check Point Software
    Technologies Ltd.                                (a)159,144        4,295
----------------------------------------------------------------------------
                                                                       4,295
============================================================================
JAPAN ( 0.0%)
HOUSEHOLD DURABLES
  Sansui Electric Co., Ltd.                          (a)268,000           84
============================================================================
MALAYSIA (1.2%)
COMMERCIAL BANKS
  Commerce Asset Holdings Bhd                           532,000          681
----------------------------------------------------------------------------
ELECTRIC UTILITIES
  YTL Corp. Bhd                                         419,000          518
----------------------------------------------------------------------------
  HOTELS, RESTAURANTS & LEISURE
    Magnum Corp. Bhd                                  1,145,000          732
  Resorts World Bhd                                     222,000          523
----------------------------------------------------------------------------
                                                                       1,255
----------------------------------------------------------------------------
REAL ESTATE
  SP Setia Bhd                                          733,500          764
----------------------------------------------------------------------------
                                                                       3,218
============================================================================
MEXICO (7.8%)
BEVERAGES
  Coca-Cola Femsa SA ADR                                 46,400        1,030
  Femsa ADR                                              15,800          724
----------------------------------------------------------------------------
                                                                       1,754
----------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Cemex SA de CV                                         28,194          164
  Cemex SA de CV ADR                                     70,590   $    2,054
----------------------------------------------------------------------------
                                                                       2,218
----------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telmex, 'L' ADR                                        28,135          936
----------------------------------------------------------------------------
FOOD & STAPLES
  Wal-Mart de Mexico SA ADR                              49,133        1,457
  Wal-Mart de Mexico SA, 'V'                          1,030,119        3,067
----------------------------------------------------------------------------
                                                                       4,524
----------------------------------------------------------------------------
MEDIA
  Grupo Televisa SA ADR                                 103,600        4,690
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  America Movil SA de CV, 'L'
    ADR                                                 200,277        7,284
----------------------------------------------------------------------------
                                                                      21,406
============================================================================
PERU (0.7%)
METALS & MINING
  Cia de Minas Buenaventura SA ADR                       91,600        2,024
============================================================================
POLAND (1.1%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telekomunikacja Polska SA                             160,878          666
  Telekomunikacja Polska SA GDR                         601,400        2,442
----------------------------------------------------------------------------
                                                                       3,108
============================================================================
RUSSIA (8.1%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  Uralsvyazinform ADR                                   100,700          775
----------------------------------------------------------------------------
METALS & MINING
  MMC Norilsk Nickel ADR                                 37,900        2,104
----------------------------------------------------------------------------
OIL & GAS
  Gazprom (Registered) ADR                              134,100        3,848
  LUKOIL ADR                                             47,719        5,020
  Surgutneftegaz (Preferred) ADR                         16,139          694
  Surgutneftegaz ADR                                     71,372        2,334
  YUKOS ADR                                              50,799        1,617
----------------------------------------------------------------------------
                                                                      13,513
----------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Alliance Cellulose Ltd., 'B'                       (b)156,075          @--
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Mobile Telesystems ADR                                 16,100        1,964
  Mobile Telesystems GDR                              (a)17,400        2,132
  Vimpel-Communications ADR                           (a)10,300          993
  VolgaTelecom ADR                                      132,000          739
----------------------------------------------------------------------------
                                                                       5,828
----------------------------------------------------------------------------
                                                                      22,220
============================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   5

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

STATEMENT OF NET ASSETS (CONT'D)      June 30, 2004 (unaudited)

                                                                       VALUE
                                                         SHARES        (000)
----------------------------------------------------------------------------
SOUTH AFRICA (13.3%)
COMMERCIAL BANKS
  Standard Bank Group Ltd.                              330,380   $    2,307
----------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES
  African Bank Investments Ltd.                       1,915,700        3,670
----------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telkom SA Ltd.                                        202,470        2,615
----------------------------------------------------------------------------
FOOD & STAPLES
  Massmart Holdings Ltd.                                398,026        2,113
  Shoprite Holdings Ltd.                              1,430,800        2,184
----------------------------------------------------------------------------
                                                                       4,297
----------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Steinhoff International Holdings Ltd.               1,459,300        1,979
----------------------------------------------------------------------------
INSURANCE
  African Life Assurance Co., Ltd.                      640,800        1,373
----------------------------------------------------------------------------
METALS & MINING
  Anglo American Platinum Corp., Ltd.                    36,000        1,374
  Anglo American plc                                    137,938        2,847
  Anglo American plc
    (London Shares)                                      61,472        1,261
  AngloGold Ashanti Ltd.                                 25,000          822
  AngloGold Ashanti Ltd. ADR                             14,492          466
  Gold Fields Ltd.                                       44,300          470
  Harmony Gold Mining Co., Ltd.                          72,554          769
  Harmony Gold Mining Co., Ltd. ADR                      43,600          462
  Impala Platinum Holdings Ltd.                          22,535        1,723
  Iscor Ltd.                                            206,100        1,292
  Kumba Resources Ltd.                                  160,800          861
----------------------------------------------------------------------------
                                                                      12,347
----------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Sappi Ltd.                                            136,800        2,103
  Sappi Ltd. ADR                                          2,400           37
----------------------------------------------------------------------------
                                                                       2,140
----------------------------------------------------------------------------
SPECIALTY RETAIL
  Edgars Consolidated Stores Ltd.                        60,600        1,456
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  MTN Group Ltd.                                        955,940        4,424
----------------------------------------------------------------------------
                                                                      36,608
============================================================================
SOUTH KOREA (15.2%)
AIRLINES
  Korean Air Lines Co., Ltd.                         (a)111,900        1,454
----------------------------------------------------------------------------
AUTO COMPONENTS
  Hankook Tire Co., Ltd.                                300,780        2,631
  Hyundai Mobis                                          64,450   $    2,864
----------------------------------------------------------------------------
                                                                       5,495
----------------------------------------------------------------------------
CAPITAL MARKETS
  Daishin Securities Co., Ltd.                          107,900        1,219
  Daishin Securities Co., Ltd.
    (Preferred)                                          49,260          286
  LG Investment & Securities
    Co., Ltd.                                        (a)259,490        1,859
----------------------------------------------------------------------------
                                                                       3,364
----------------------------------------------------------------------------
COMMERCIAL BANKS
  Kookmin Bank                                        (a)18,690          581
  Pusan Bank                                             92,520          513
  Shinhan Financial Group Co.,
    Ltd                                                  53,890          784
----------------------------------------------------------------------------
                                                                       1,878
----------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Samsung SDI Co., Ltd.                                  79,270        8,342
----------------------------------------------------------------------------
FOOD PRODUCTS
  Orion Corp.                                            14,000          866
----------------------------------------------------------------------------
MACHINERY
  Daewoo Shipbuilding & Marine
    Engineering Co., Ltd.                                92,580        1,119
  STX Shipbuilding Co., Ltd.                             71,290          747
----------------------------------------------------------------------------
                                                                       1,866
----------------------------------------------------------------------------
MULTILINE RETAIL
  Hyundai Department Store Co.,
    Ltd                                                  58,800        1,459
----------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
  Samsung Electronics Co., Ltd.                          28,632       11,830
  Samsung Electronics Co., Ltd.
    (Preferred)                                           7,060        1,853
----------------------------------------------------------------------------
                                                                      13,683
----------------------------------------------------------------------------
SPECIALTY RETAIL
  Handsome Co., Ltd.                                    109,500          907
----------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS
  Cheil Industries, Inc.                                 91,620        1,063
----------------------------------------------------------------------------
TOBACCO
  KT&G Corp.                                             53,780        1,244
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  SK Telecom Co., Ltd.                                    1,310          216
----------------------------------------------------------------------------
                                                                      41,837
============================================================================
TAIWAN (10.7%)
AUTO COMPONENTS
  Cheng Shin Rubber Industry
    Co., Ltd.                                           479,000          628
----------------------------------------------------------------------------
COMMERCIAL BANKS
  China Development Financial
    Holding Corp.                                     3,002,000        1,538

6   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

STATEMENT OF NET ASSETS (CONT'D)      June 30, 2004 (unaudited)

                                                                       VALUE
                                                         SHARES        (000)
----------------------------------------------------------------------------
TAIWAN (CONT'D)
COMMERCIAL BANKS (CONT'D)
  Chinatrust Financial Holding
    Co., Ltd.                                         1,591,250   $    1,777
  Taishin Financial Holdings Co., Ltd.                1,318,000        1,088
----------------------------------------------------------------------------
                                                                       4,403
----------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
  Acer, Inc.                                            623,364          878
  Infortrend Technology, Inc.                           378,500        1,083
----------------------------------------------------------------------------
                                                                       1,961
----------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  CTCI Corp.                                          1,532,000          757
----------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Taiwan Cement Corp.                                 3,498,360        1,584
----------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES
  Fubon Financial Holding Co., Ltd.                   1,060,000          925
  Polaris Securities Co., Ltd.                     (a)1,987,520        1,048
----------------------------------------------------------------------------
                                                                       1,973
----------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Catcher Technology Co., Ltd.                          143,000          458
  Phoenixtec Power Co., Ltd.                         (a)695,730          684
  Richtek Technology Corp.                            (a)76,000          221
  Waffer Technology Co., Ltd.                           409,000          828
----------------------------------------------------------------------------
                                                                       2,191
----------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Hon Hai Precision Industry Co.,
    Ltd.                                                711,560        2,650
  Ya Hsin Industrial Co., Ltd.                        1,220,000        1,508
----------------------------------------------------------------------------
                                                                       4,158
----------------------------------------------------------------------------
INSURANCE
  Cathay Financial Holding Co.,
    Ltd.                                                335,000          604
----------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS
  Asia Optical Co., Inc.                                380,200        2,310
  Largan Precision Co., Ltd.                            121,830        1,169
----------------------------------------------------------------------------
                                                                       3,479
----------------------------------------------------------------------------
MACHINERY
  Kaulin Manufacturing Co., Ltd.                        287,000          393
----------------------------------------------------------------------------
MARINE
  Evergreen Marine Corp.                              1,154,120          976
  Taiwan Navigation Co., Ltd.                           188,000          131
----------------------------------------------------------------------------
                                                                       1,107
----------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
  Faraday Technology Corp.                              122,000          229
  MediaTek, Inc.                                        217,000        1,732
  Novatek Microelectronics
    Corp., Ltd.                                         245,550   $      812
  Sunplus Technology Co., Ltd.                          459,000          800
----------------------------------------------------------------------------
                                                                       3,573
----------------------------------------------------------------------------
SOFTWARE
  Cyberlink Corp.                                       214,000          529
  Springsoft, Inc.                                      344,000          789
----------------------------------------------------------------------------
                                                                       1,318
----------------------------------------------------------------------------
SPECIALTY RETAIL
  Tsann Kuen Enterprise Co., Ltd.                       335,000          419
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Taiwan Cellular Corp.                               1,075,000        1,025
----------------------------------------------------------------------------
                                                                      29,573
============================================================================
THAILAND (6.5%)
AIRLINES
  Thai Airways International
    PCL (Foreign)                                       636,100          878
----------------------------------------------------------------------------
CHEMICALS
  Thai Plastic & Chemicals
    PCL (Foreign)                                        66,100          299
----------------------------------------------------------------------------
COMMERCIAL BANKS
  Bangkok Bank PCL (Foreign)                    (a)(b)1,336,100        3,215
  Kasikornbank PCL (Foreign)                    (a)(b)1,022,600        1,299
  Kasikornbank PCL NVDR                           (a)(b)746,600          921
  Krung Thai Bank PCL (Foreign)                       4,472,200        1,202
  Siam City Bank PCL (Foreign)                          476,600          289
  Siam Commercial Bank PCL
    (Foreign)                                        (b)712,700          805
----------------------------------------------------------------------------
                                                                       7,731
----------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  Italian-Thai Development PCL
    (Foreign)                                         4,820,000        1,189
  Sino Thai Engineering &
    Construction PCL (Foreign)                        1,619,200          439
----------------------------------------------------------------------------
                                                                       1,628
----------------------------------------------------------------------------
ELECTRIC UTILITIES
  Ratchaburi Electricity
    Generating Holding PCL                              292,000          264
----------------------------------------------------------------------------
FOOD & STAPLES
  CP Seven Eleven PCL (Foreign)                         512,200          770
----------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Land & Houses PCL (Foreign)                         3,789,300          903
----------------------------------------------------------------------------
METALS & MINING
  Banpu PCL (Foreign)                                   200,100          650
----------------------------------------------------------------------------
MULTILINE RETAIL
  Siam Makro PCL (Foreign)                              118,400          153
----------------------------------------------------------------------------
OIL & GAS
  PTT PCL (Foreign)                                     448,000        1,685
----------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   7

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

STATEMENT OF NET ASSETS (CONT'D)      June 30, 2004 (unaudited)

                                                                       VALUE
                                                         SHARES        (000)
----------------------------------------------------------------------------
THAILAND (CONT'D)
REAL ESTATE
  Asian Property Development PCL                      3,878,600   $      409
  Lalin Property PCL (Foreign)                        1,145,300          186
  MBK PCL (Foreign)                                     207,300          256
----------------------------------------------------------------------------
                                                                         851
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Advanced Info Service
    PCL (Foreign)                                       674,600        1,500
  Total Access Communication
    PCL                                              (a)228,000          590
----------------------------------------------------------------------------
                                                                       2,090
----------------------------------------------------------------------------
                                                                      17,902
============================================================================
TURKEY (4.9%)
BUILDING PRODUCTS
  Trakya Cam Sanayii AS                             343,481,777          786
----------------------------------------------------------------------------
COMMERCIAL BANKS
  Akbank TAS                                        548,075,115        2,011
  Turkiye Garanti Bankasi AS                     (a)486,970,000        1,450
  Turkiye Is Bankasi AS                             338,005,600        1,229
  Yapi ve Kredi Bankasi AS                       (a)452,614,000        1,082
----------------------------------------------------------------------------
                                                                       5,772
----------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Akcansa Cimento AS                                483,468,125          976
----------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Arcelik AS                                     (a)260,310,000        1,288
----------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
  Enka Insaat ve Sanayi AS                           48,254,503          991
----------------------------------------------------------------------------
MEDIA
  Hurriyet Gazetecilik ve
    Matbaacilik AS                                  566,253,000        1,553
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Turkcell Iletisim Hizmetleri AS                   162,976,000        2,008
----------------------------------------------------------------------------
                                                                      13,374
============================================================================
VENEZUELA (0.3%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  CANTV, 'D' ADR                                         45,243          912
============================================================================
TOTAL COMMON STOCKS
  (Cost $223,874)                                                    266,600
============================================================================
INVESTMENT COMPANIES (1.1%)
----------------------------------------------------------------------------
INDIA (0.5%)
  Morgan Stanley Growth Fund                       (c)4,694,400        1,365
============================================================================
POLAND (0.6%)
  Norodowy Fundusz
    Inwestycyjny Hetman SA                              762,586   $    1,786
============================================================================
TOTAL INVESTMENT COMPANIES
  (Cost $2,299)                                                        3,151
============================================================================

                                                           FACE
                                                         AMOUNT
                                                          (000)
----------------------------------------------------------------------------
DEBT INSTRUMENTS (0.0%)

INDIA (0.0%)
CONSTRUCTION MATERIALS
  DCM Shriram Industries
    Ltd. 0.00%,(expired
    maturity)                               INR       (b)(d)335          @--
  DCM Shriram Investments Ltd.
    0.00%, (expired maturity)                         (b)(d)330          @--
----------------------------------------------------------------------------
                                                                         @--
============================================================================
METALS & MINING
  Shri Ishar Alloy Steels Ltd.
    15.00%                                            (b)(d)581          @--
----------------------------------------------------------------------------
TOTAL DEBT INSTRUMENTS
  (Cost $1,169)                                                          @--
============================================================================
SHORT-TERM INVESTMENT (2.0%)

UNITED STATES (2.0%)
REPURCHASE AGREEMENT (2.0)
  J.P. Morgan Securities, Inc.,1.25%,
    dated 6/30/04, due 7/1/04,
    repurchase price $5,547
    (Cost $5,547)                               $      (e)5,547        5,547
============================================================================

8   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

STATEMENT OF NET ASSETS (CONT'D)      June 30, 2004 (unaudited)

                                                                       VALUE
                                                                       (000)
----------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
  (Cost $232,889)                                                 $  275,298
============================================================================

                                                         AMOUNT
                                                          (000)
----------------------------------------------------------------------------
OTHER ASSETS (1.2%)
  Foreign Currency
    (Cost $1,264)                                       $ 1,269
  Receivable for Investments
    Sold                                                  1,141
  Dividends Receivable                                      714
  Tax Reclaim Receivable                                     88
  Other                                                      12        3,224
============================================================================
LIABILITIES (-1.1%)
  Payable For:
    Investments Purchased                                (1,220)
    Bank Overdraft                                         (743)
    Dividends Declared                                     (404)
    Investment Advisory Fees                               (276)
    Country Tax Expense                                    (163)
    Custodian Fees                                          (48)
    Directors' Fees and
      Expenses                                              (35)
    Administrative Fees                                     (12)
    Net Unrealized Depreciation
      On Foreign Currency
      Exchange Contracts                                     (2)
  Other Liabilities                                        (144)      (3,047)
============================================================================
NET ASSETS (100%)
  Applicable to 17,937,990, issued and
    outstanding $ 0.01 par value shares
    (100,000,000 shares authorized)                               $  275,475
============================================================================
NET ASSET VALUE PER SHARE                                         $    15.36
============================================================================
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
  Common Stock                                                    $      179
  Paid-in Capital                                                    284,361
  Undistributed (Distributions in Excess of) Net
    Investment Income                                                   (130)
  Accumulated Net Realized Gain (Loss)                               (52,624)
  Unrealized Appreciation (Depreciation)
    on Investments, Foreign Currency Exchange
    Contracts and Translations
    (Net of $163 Deferred Country Tax)                                43,689
----------------------------------------------------------------------------
TOTAL NET ASSETS                                                  $  275,475
============================================================================

(a)  Non-income producing.
(b) Security was valued at fair value - At June 30, 2004, the Fund held $6,936,000 of fair-valued securities, representing 2.5% of net assets.
(c) The Morgan Stanley India Growth Fund, acquired at a cost of $891,309, is advised by an affiliate of the Adviser. During the six months ended June 30, 2004, there were no purchases or sales of this security. The Fund derived $155,444 of income from this security during the six months ended June 30, 2004.
(d)  Security is in default.
(e) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@    Value is less than $500.
ADR  American Depositary Receipt
GDR  Global Depositary Receipt
INR  Indian Rupee
NVDR Non-Voting Depositary Receipt

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Fund had the following foreign currency exchange contract(s) open at period end:

                                                                         NET
   CURRENCY                                     IN                    UNREALIZED
      TO                                      EXCHANGE                APPRECIATION
   DELIVER            VALUE      SETTLEMENT     FOR         VALUE   (DEPRECIATION)
    (000)             (000)         DATE       (000)        (000)       (000)
----------------------------------------------------------------------------------
TRL  353,375,257   $      238      7/1/04   US$      236     $236        $(2)
TRL   64,038,131           43      7/2/04   US$       43       43        @--
US$           45           45      7/1/04   BRL      139       45        @--
US$            1            1      7/2/04   HKD        8        1        @--
US$           64           64      7/2/04   THB    2,628       64        @--
US$          104          104      7/2/04   THB    4,235      104        @--
---------------------------------------------------------------------------------
                   $      495                                $493        $(2)
=================================================================================

BRL -- Brazilian Real
HKD -- Hong Kong Dollar
THB -- Thai Baht
TRL -- Turkish Lira

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   9

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

STATEMENT OF NET ASSETS (CONT'D)      June 30, 2004 (unaudited)

                 SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                      CLASSIFICATION - JUNE 30, 2004

                                                            PERCENT
                                                    VALUE    OF NET
INDUSTRY                                            (000)    ASSETS
-------------------------------------------------------------------
Commercial Banks                                  $33,986      12.3%
Wireless Telecommunication
  Services                                         27,326       9.9
Oil & Gas                                          27,022       9.8
Metals & Mining                                    24,312       8.8
Semiconductors & Semiconductor
  Equipment                                        17,256       6.3
Electronic Equipment & Instruments                 13,631       5.0
Diversified Telecommunication
  Services                                          9,887       3.6
Food & Staples                                      9,591       3.5
Auto Components                                     6,713       2.4
Media                                               6,243       2.3
Electric Utilities                                  5,708       2.1
Diversified Financial Services                      5,643       2.1
Software                                            5,613       2.0
Construction Materials                              5,334       1.9
Household Durables                                  4,776       1.7
Construction & Engineering                          4,700       1.7
Paper & Forest Products                             4,292       1.6
Electrical Equipment                                4,230       1.5
Multiline Retail                                    3,559       1.3
Leisure Equipment & Products                        3,479       1.3
Computers & Peripherals                             3,408       1.2
Capital Markets                                     3,364       1.2
Insurance                                           3,114       1.1
Airlines                                            2,847       1.0
Specialty Retail                                    2,782       1.0
Other                                              36,482      13.3
-------------------------------------------------------------------
                                                 $275,298      99.9%
-------------------------------------------------------------------

10  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      Financial Statements

                                                                              SIX MONTHS ENDED
                                                                                 JUNE 30, 2004
                                                                                   (UNAUDITED)
STATEMENT OF OPERATIONS                                                                  (000)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends (net of $172 of foreign taxes withheld)                                   $  3,878
----------------------------------------------------------------------------------------------
EXPENSES
  Investment Advisory Fees                                                               1,811
  Custodian Fees                                                                           252
  Professional Fees                                                                         82
  Administrative Fees                                                                       56
  Stockholder Reporting Expenses                                                            26
  Stockholder Servicing Fees                                                                 8
  Directors' Fees and Expenses                                                               2
  Other Expenses                                                                            61
----------------------------------------------------------------------------------------------
    TOTAL EXPENSES                                                                       2,298
----------------------------------------------------------------------------------------------
      NET INVESTMENT INCOME (LOSS)                                                       1,580
----------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments                                                                           25,931
  Foreign Currency Transactions                                                            (86)
----------------------------------------------------------------------------------------------
    NET REALIZED GAIN (LOSS)                                                            25,845
----------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments (Net of $163 Deferred Country Tax)                                       (32,795)
  Foreign Currency Exchange Contracts and Translations                                      (4)
----------------------------------------------------------------------------------------------
    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                   (32,799)
----------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)     (6,954)
----------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     $ (5,374)
----------------------------------------------------------------------------------------------

                                                                                     SIX MONTHS ENDED
                                                                                        JUNE 30, 2004         YEAR ENDED
                                                                                          (UNAUDITED)  DECEMBER 31, 2003
STATEMENT OF CHANGES IN NET ASSETS                                                              (000)              (000)
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                               $  1,580           $  2,528
  Net Realized Gain (Loss)                                                                     25,845             10,777
  Change in Unrealized Appreciation (Depreciation)                                            (32,799)            89,821
------------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            (5,374)           103,126
------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                                                                          (404)            (2,982)
------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Repurchase of Shares (62,267 and 499,537 shares, respectively)                                 (843)            (4,616)
------------------------------------------------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE)                                                                    (6,621)            95,528
------------------------------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Period                                                                         282,096            186,568
------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
    NET INVESTMENT INCOME OF $(130) AND $(1,306), RESPECTIVELY)                              $275,475           $282,096
------------------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  11

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      Financial Highlights

SELECTED PER SHARE DATA AND RATIOS

                                                  SIX MONTHS
                                                     ENDED                        YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2004   --------------------------------------------------------
                                                  (UNAUDITED)        2003        2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  15.67      $  10.08    $  10.68    $  11.03    $  21.26    $  10.33
-------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                           0.09+         0.14+       0.03+       0.03       (0.15)      (0.03)
Net Realized and Unrealized Gain (Loss) on
  Investments                                         (0.39)         5.58       (0.65)      (0.43)      (8.04)      10.87
-------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  (0.30)         5.72       (0.62)      (0.40)      (8.19)      10.84
-------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                               (0.02)        (0.17)      (0.01)         --          --          --
  Net Realized Gain                                      --            --          --          --       (2.31)         --
-------------------------------------------------------------------------------------------------------------------------
    Total Distributions                               (0.02)        (0.17)      (0.01)         --       (2.31)         --
-------------------------------------------------------------------------------------------------------------------------
Anti-Dilutive Effect of Share Repurchase Program       0.01          0.04        0.03        0.05        0.27        0.09
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $  15.36      $  15.67    $  10.08    $  10.68    $  11.03    $  21.26
=========================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD              $  13.23      $  14.71    $   8.34    $   8.63    $   8.75    $  16.31
=========================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                        (9.91)%**     78.24%      (3.28)%     (1.37)%    (34.60)%    100.77%
  Net Asset Value (1)                                 (1.82)%**     57.02%      (5.49)%     (3.17)%    (36.74)%    105.81%
=========================================================================================================================
RATIOS, SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (THOUSANDS)              $275,475      $282,096    $186,568    $201,117    $213,205    $435,795
-------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                1.58% *       1.67%       1.75%       1.85%       1.64%       1.76%
Ratio of Net Investment Income to Average Net
  Assets                                               1.09% *       1.17%       0.23%       0.21%      (0.73)%     (0.20)%
Portfolio Turnover Rate                                  33% **        83%         75%         83%         81%        121%
-------------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
+    Per share amounts are based on average shares outstanding.
*    Annualized
**   Not Annualized

12  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

NOTES TO FINANCIAL STATEMENTS         June 30, 2004 (unaudited)

    The Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") was incorporated on August 27, 1991 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is long-term capital appreciation through investments primarily in equity securities.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

    All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

    Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

3. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

    - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

    - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

    Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      June 30, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

    arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

    Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

    A substantial portion of the Fund's net assets consist of securities of issuers located in emerging markets or which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Accordingly, the price which the Fund may realize upon sale of securities in such markets may not be equal to its value as presented in the financial statements.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date, (except for certain dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Distributions to stockholders are recorded on the ex-dividend date.

B. ADVISER: Morgan Stanley Investment Management Inc. (the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.25% of the Fund's average weekly net assets.

C. ADMINISTRATOR: JPMorgan Chase Bank, through its corporate affiliate J.P. Morgan Investor Services Co. (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. The Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      June 30, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf. An employee of the Administrator is an Officer of the Fund

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/ or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 were as follows:

     2003 DISTRIBUTIONS               2002 DISTRIBUTIONS
         PAID FROM:                       PAID FROM:
           (000)                            (000)
   -----------------------         ----------------------
                 LONG-TERM                      LONG-TERM
   ORDINARY        CAPITAL         ORDINARY       CAPITAL
     INCOME           GAIN           INCOME          GAIN
   ------------------------------------------------------
     $2,982            $--             $137           $--

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

         UNDISTRIBUTED           UNDISTRIBUTED
        ORDINARY INCOME     LONG-TERM CAPITAL GAIN
             (000)                   (000)
        -------------------------------------------
            $403                      $--
        -------------------------------------------

At June 30, 2004, the U.S. Federal income tax cost basis of investments was $232,889,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $42,409,000 of which $57,458,000 related to appreciated securities and $15,049,000 related to depreciated securities.

At December 31, 2003, the Fund had a capital loss carry-forward for U.S. Federal income tax purposes of approximately $76,464,000 available to offset future capital gains of which $58,682,000 will expire on December 31, 2009 and $17,782,000 will expire on December 31, 2010.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Net currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2003, the Fund deferred to January 1, 2004, for U.S. Federal income tax purposes, post-October currency losses of $47,000.

F. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. OTHER: During the six months ended June 30, 2004, the Fund made purchases and sales totaling approximately $94,487,000 and $93,658,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

For the six months ended June 30, 2004, the Fund incurred $625 of brokerage commissions with Morgan Stanley & Co., an affiliate of the Adviser.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      June 30, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

On July 30, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the six months ended June 30, 2004, the Fund repurchased 62,267 of its shares at an average discount of 14.51% from net asset value per share. Since the inception of the program, the Fund has repurchased 4,886,360 of its shares at an average discount of 19.69% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

On June 21, 2004 the Officers of the Fund, pursuant to authority granted by the Board of Directors declared a distribution of $0.0225 per share, derived from net investment income, payable on July 15, 2004, to stockholders of record on June 30, 2004.

H.  SUPPLEMENTAL PROXY INFORMATION:

The Annual Meeting of the Stockholders of the Fund was held on June 22, 2004. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

1. To elect the following Directors:

                               VOTES IN         VOTES
                               FAVOR OF         AGAINST
-------------------------------------------------------
Wayne E. Hedien                15,164,989       651,047
James F. Higgins               15,164,989       651,047
Dr. Manuel H. Johnson          15,144,509       671,527

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at www.sec.gov.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

    Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

    Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

    The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

    In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

    Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley Emerging Markets Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1-800-278-4353

                      (This page intentionally left blank.)

ITEM 2.  CODE OF ETHICS.  Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semi-annual reports.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable for semi-annual reports.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS MORGAN STANLEY CLOSED-END FUNDS SHARE REPURCHASE PROGRAM
Morgan Stanley Emerging Markets Fund, Inc.*
1/1/04-6/30/04

                                                  TOTAL NUMBER OF SHARES     MAXIMUM NUMBER OF
                                                   PURCHASED AS PART OF    SHARES THAT MAY YET BE
            TOTAL NUMBER OF     AVERAGE PRICE       PUBLICLY ANNOUNCED      PURCHASED UNDER THE
PERIOD      SHARES PURCHASED    PAID PER SHARE       PLANS OR PROGRAMS       PLANS OR PROGRAMS
------      ----------------    --------------    ----------------------   ----------------------
January            --                  --                   --                    Unlimited
February           --                  --                   --                    Unlimited
March          28,522              $14.63               28,522                    Unlimited
April              --                  --                   --                    Unlimited
May            33,745              $12.52               33,745                    Unlimited
June               --                  --                   --                    Unlimited

*  The Share Repurchase Program commenced on 7/30/1998

** The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Emerging Markets Fund, Inc.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2004

By:      /s/ James W. Garrett
Name:    James W. Garrett
Title:   Principal Financial Officer
Date:    August 19, 2004